GOODWILL (Details 2)	12 Months Ended
Dec. 31, 2015
Pointer Brazil [Member]
discount rate	25.00%
Growth rate	7.10%
Years of projected cash flows	5.00%
Cellocator [Member]
discount rate	16.00%
Growth rate	3.00%
Years of projected cash flows	5.00%
RSA [Member]
discount rate	13.00%
Growth rate	3.00%
Years of projected cash flows	5.00%
SVR [Member]
discount rate	14.00%
Growth rate	2.00%
Years of projected cash flows	5.00%